Indebtedness to related parties	6 Months Ended
Jun. 30, 2025
Indebtedness To Related Parties
Indebtedness to related parties

Note  22.   Indebtedness to related parties

On April 1, 2019, the SEALSQ Group entered into a loan agreement with WISeCoin AG (the “WISeCoin loan”), an affiliate of WISeKey, pursuant to which WISeCoin AG commits to loan EUR 250,000 to the SEALSQ Group, at an interest rate of 3% per annum, amended to 2.5% on November 3, 2022. The loan has no maturity date.

On October 1, 2019, the SEALSQ Group entered into a loan agreement with WISeCoin AG pursuant to which WISeCoin AG commits to loan USD 2,750,000 to the SEALSQ Group, at an interest rate of 3% per annum, amended to 2.5% on November 3, 2022. The loan has no maturity date.

On April 1, 2021, the Group entered into a Debt Remission Agreement (the “Debt Remission”) with WISeKey pursuant to which an outstanding amount of EUR 5 million (USD 5,871,714 at historical rate) owed to WISeKey was remitted without any compensation from the Group. Per the terms of the Debt Remission, WISeKey will have the right to reinstate the debt and ask for repayment in fiscal years when SEALSQ France SAS achieves a positive income before income tax expense, in an amount calculated based on the income before income tax expense and as agreed by the parties. As such, because of the repayment clause, the loan amount covered by the Debt Remission continues to be shown as noncurrent liabilities included in the line Indebtedness to related parties, noncurrent. The outstanding amount under the Debt Remission is revalued at each period end at the applicable closing rate. On December 20, 2023, the Group and WISeKey entered into an agreement to write off EUR 2 million (USD 2,191,282 at historical rate) of the outstanding Debt Remission amount. Therefore, as at December 31, 2024, an amount of EUR 3 million (USD 3,105,300) remained outstanding under the Debt Remission.

All entities in the SEALSQ Group are subject to management fees from WISeKey and WISeKey’s affiliates. Where the payment terms have been defined, the classification between current and noncurrent follows the payment terms, however, where there is no set payment date for these fees, they have been classified as noncurrent.

As at December 31, 2024, the Group owed WISeKey a noncurrent debt in an amount of USD 3,105,300 corresponding to the remaining loan under the Debt Remission and a short-term loan of USD 3,008,775 made up of the WISeCoin loan and the interest thereof. In the year ended December 31, 2024, an aggregate effective interest expense of USD 82,493 was recorded in the income statement.

As at December 31, 2024, the Group also held an accounts payable balance of USD 2,388,441 with WISeKey and WISeKey’s affiliates in relation to interest on outstanding loans and the recharge of management services.

In 2025, the Group repaid the WISeCoin loan principal in an amount of USD 2,750,000, the related interests payable remain outstanding in an amount of USD 305,700.

As at June 30, 2025, the Group owed WISeKey a noncurrent debt in an amount of USD 3,531,300 corresponding to the remaining loan under the Debt Remission and a short-term loan of USD 3,008,775 made up of the WISeCoin loan and the interest thereof.

As at June 30, 2025, the Group also held an accounts payable balance of USD 1,281,309 with WISeKey and WISeKey’s affiliates in relation to interest on the WISeCoin loan and the recharge of management services.